                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07503

                            Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)              (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED MAY 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

                                                          MORGAN
                                                         STANLEY
                                                         CAPITAL        LIPPER
                                                   INTERNATIONAL         JAPAN
                                                    (MSCI) JAPAN         FUNDS
CLASS A       CLASS B       CLASS C       CLASS D       INDEX(1)      INDEX(2)
  43.03%        41.54%        41.65%        42.91%         48.98%        53.38%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

In the 12-month period ended May 31, 2004, international and domestic equity markets rallied as global economic conditions improved. While almost all global markets recovered strongly from the bear market of 2001-2002, Japanese equities were among the best-performing equity classes over this period; the MSCI Japan Index returned almost 50 percent. The Japanese equity markets entered this period bogged down by geopolitical concerns surrounding North Korea and the impending conflict in Iraq in the first quarter of 2003. However, market sentiment changed when the Japanese government bailed out the Resona Bank in May 2003. This intervention gave both nonresident and domestic retail momentum-oriented investors a boost in confidence and a greater appetite for risk. A high-beta rally ensued as investors sought inexpensive companies with a low price-to-book ratio. This rally was further fueled by economic data (i.e., gross domestic product growth and increased manufacturing activity), which were catalytic for massive purchases of Japanese stocks, particularly in banking and real-estate companies. The trading volume on all exchanges was remarkably high, reaching levels unseen since 1988.

From a sector perspective, banking and real estate stocks led the rally as investors felt more comfortable with those companies after the Japanese government's actions toward the Resona Bank. Large-cap, high-quality international export companies lagged the market, as a result of the yen's relative strength versus the depreciating U.S. dollar, despite very favorable fundamentals. Additionally, some large-cap stocks were adversely affected by the tail end of the process known as "Daiko Henjo," or the liquidation of unfunded employee pension funds as well as the unwinding of cross-holdings by Japanese institutions.

PERFORMANCE ANALYSIS

Morgan Stanley Japan Fund underperformed the MSCI Japan Index and the Lipper Japan Funds Index for the 12-month period ended May 31, 2004. The Fund underperformed the Japanese market due to its bias toward large-cap, high-quality companies that lagged their smaller, high-beta counterparts. The Fund also had no exposure to Japanese banks like the Resona and Ashikaga Banks and the real estate stocks that led the market. These companies were viewed as unattractive based on their high dependency on interest-related business, low loan demand from major Japanese companies and complicated balance sheets.

On a positive note, the Fund received strong contributions from its stock selection in several key sectors. Information technology hardware producers

Fujitsu and NEC, consumer durables suppliers Sekisui Chemical and Casio Computer and the pharmaceutical companies Sankyo and Ono all contributed to relative performance. During the period, the Fund locked in profits from domestic-oriented names and added exposure to core digital product holdings such as Fujitsu and NEC.

TOP 10 HOLDINGS

Toyota Motor Corp.                                                        3.0%
Canon, Inc.                                                               2.9
Matsushita Electrical Industrial Co., Ltd.                                2.9
Ricoh Corp. Ltd.                                                          2.9
Nissan Motor Co., Ltd                                                     2.8
Fujitsu Ltd.                                                              2.6
Toshiba Corp.                                                             2.5
Hitachi Ltd.                                                              2.4
Nintendo Co. Ltd.                                                         2.3
NEC Corp.                                                                 2.2

TOP COUNTRY

Japan                                                                    96.2%

DATA AS OF MAY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON OR PREFERRED STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES THAT ARE LOCATED IN JAPAN. A COMPANY WILL BE CONSIDERED LOCATED IN JAPAN IF (i) IT IS ORGANIZED UNDER THE LAWS OF JAPAN AND HAS ITS PRINCIPAL OFFICE IN JAPAN, (ii) IT DERIVES 50 PERCENT OR MORE OF ITS REVENUES FROM BUSINESSES IN JAPAN OR (iii) ITS EQUITY ARE TRADED PRINCIPALLY ON A JAPANESE STOCK EXCHANGE. UP TO 25 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN JAPANESE STOCKS THAT ARE NOT TRADED ON THE "FIRST" (I.E., PRINCIPAL) SECTIONS OF THE THREE MAIN JAPANESE EXCHANGES (THE TOKYO, OSAKA AND NAGOYA EXCHANGES).

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                            CLASS B!!   MSCI JAPAN(1)  LIPPER(2)
                            ---------   -------------  ---------
April 26, 1996              $   10,000   $   10,000   $   10,000
May 31, 1996                $    9,610   $    9,548   $    9,685
August 31, 1996             $    8,800   $    8,759   $    9,065
November 30, 1996           $    8,530   $    8,616   $    8,771
February 28, 1997           $    7,590   $    7,314   $    7,997
May 31, 1997                $    8,790   $    8,139   $    9,119
August 31, 1997             $    8,170   $    7,746   $    8,454
November 30, 1997           $    7,070   $    6,493   $    7,301
February 28, 1998           $    7,190   $    6,703   $    7,453
May 31, 1998                $    6,670   $    5,880   $    6,956
August 31, 1998             $    6,070   $    5,213   $    6,570
November 30, 1998           $    7,150   $    6,191   $    7,281
February 28, 1999           $    7,115   $    6,336   $    7,586
May 31, 1999                $    7,997   $    7,092   $    8,836
August 31, 1999             $    9,917   $    8,479   $   11,759
November 30, 1999           $   10,400   $    9,781   $   14,272
February 29, 2000           $   10,557   $    9,680   $   14,786
May 31, 2000                $   10,578   $    9,197   $   12,708
August 31, 2000             $   10,925   $    9,261   $   13,036
November 30, 2000           $    9,130   $    7,946   $   10,317
February 28, 2001           $    7,797   $    7,042   $    8,779
May 31, 2001                $    8,081   $    7,280   $    9,271
August 31, 2001             $    6,842   $    6,178   $    7,551
November 30, 2001           $    6,171   $    5,650   $    6,973
February 28, 2002           $    5,604   $    5,057   $    6,384
May 31, 2002                $    6,517   $    6,011   $    7,486
August 31, 2002             $    5,730   $    5,246   $    6,606
November 30, 2002           $    5,247   $    4,851   $    6,035
February 28, 2003           $    5,069   $    4,562   $    5,691
May 31, 2003                $    5,027   $    4,531   $    5,794
August 31, 2003             $    6,097   $    5,596   $    7,193
November 30, 2003           $    6,328   $    6,007   $    7,754
February 29, 2004           $    6,916   $    6,521   $    8,271
May 31, 2004                $    7,115   $    6,750   $    8,887

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2004

                           CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                          (SINCE 07/28/97)       (SINCE 04/26/96)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                               JPNAX                  JPNBX                  JPNCX                 JPNDX
1 YEAR                               43.03%(3)              41.54%(3)              41.65%(3)              42.91%(3)
                                     35.52(4)               36.54(4)               40.65(4)                  --
5 YEARS                              (1.43)(3)              (2.31)(3)              (2.33)(3)              (1.37)(3)
                                     (2.49)(4)              (2.70)(4)              (2.33)(4)                 --
SINCE INCEPTION                      (2.80)(3)              (4.12)(3)              (3.63)(3)              (2.62)(3)
                                     (3.57)(4)              (4.12)(4)              (3.63)(4)                 --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

!!   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2004.

MORGAN STANLEY JAPAN FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2004

  NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
                  COMMON STOCKS (96.2%)
                  AUTO PARTS: O.E.M. (1.3%)
         77,000   NIFCO Inc.                                                     $     1,184,186
                                                                                 ---------------
                  BUILDING PRODUCTS (0.9%)
        170,000   Sanwa Shutter Corp.                                                    870,965
                                                                                 ---------------
                  CHEMICALS:
                  MAJOR DIVERSIFIED (1.3%)
        530,000   Mitsubishi Chemical Corp.                                            1,254,353
                                                                                 ---------------
                  CHEMICALS: SPECIALTY (5.7%)
        320,000   Daicel Chemical
                    Industries, Ltd.                                                   1,395,720
        410,000   Denki Kagaku Kogyo
                    Kabushiki Kaisha                                                   1,297,515
        200,000   Kaneka Corp.                                                         1,849,837
        150,000   Shin-Etsu Polymer Co., Ltd.                                            907,236
                                                                                 ---------------
                                                                                       5,450,308
                                                                                 ---------------
                  COMMERCIAL PRINTING/
                  FORMS (1.9%)
         88,000   Dai Nippon Printing Co., Ltd.                                        1,347,769
         31,000   Nissha Printing Co., Ltd.                                              465,787
                                                                                 ---------------
                                                                                       1,813,556
                                                                                 ---------------
                  COMPUTER PERIPHERALS (1.1%)
        100,000   Mitsumi Electric Co., Ltd.                                           1,024,665
                                                                                 ---------------
                  COMPUTER PROCESSING
                  HARDWARE (2.6%)
        369,000   Fujitsu Ltd.                                                         2,496,137
                                                                                 ---------------
                  ELECTRIC UTILITIES (1.4%)
         61,600   Tokyo Electric Power Co., Inc.                                       1,321,037
                                                                                 ---------------
                  ELECTRICAL PRODUCTS (0.9%)
        240,000   Furukawa Electric Co., Ltd.*                                           894,451
                                                                                 ---------------
                  ELECTRONIC COMPONENTS (2.0%)
         27,600   TDK Corp.                                                            1,939,608
                                                                                 ---------------
                  ELECTRONIC DISTRIBUTORS (1.0%)
         43,700   Ryosan Co., Ltd.                                                       921,314
                                                                                 ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS (17.1%)
         56,000   Canon, Inc.                                                          2,767,501
        130,000   Casio Computer Co., Ltd.                                             1,736,398
         21,800   Kyocera Corp.                                                  $     1,818,643
        200,000   Matsushita Electric
                    Industrial Co., Ltd.                                               2,767,501
        280,000   NEC Corp.                                                            2,054,044
        140,000   Ricoh Co., Ltd.                                                      2,723,069
        560,000   Toshiba Corp.                                                        2,412,042
                                                                                 ---------------
                                                                                      16,279,198
                                                                                 ---------------
                  ELECTRONICS/APPLIANCES (5.1%)
         70,000   Fuji Photo Film Co., Ltd.                                            2,050,236
         27,800   Rinnai Corp.                                                           847,008
         52,000   Sony Corp.                                                           1,914,400
                                                                                 ---------------
                                                                                       4,811,644
                                                                                 ---------------
                  ENGINEERING &
                  CONSTRUCTION (1.7%)
         64,000   Kyudenko Corp.                                                         295,394
        220,000   Obayashi Corp.                                                       1,053,319
         40,000   Sanki Engineering Co., Ltd.                                            255,713
                                                                                 ---------------
                                                                                       1,604,426
                                                                                 ---------------
                  FINANCE/RENTAL/LEASING (1.6%)
         89,500   Hitachi Capital Corp.                                                1,550,911
                                                                                 ---------------
                  FOOD RETAIL (1.9%)
         61,500   FamilyMart Co., Ltd.                                                 1,806,855
                                                                                 ---------------
                  FOOD: MEAT/FISH/DAIRY (1.0%)
         85,000   Nippon Meat Packers, Inc.                                              927,231
                                                                                 ---------------
                  FOOD: SPECIALTY/CANDY (0.7%)
         48,200   House Foods Corp.                                                      620,638
                                                                                 ---------------
                  HOME BUILDING (3.3%)
        260,000   Sekisui Chemical Co., Ltd.                                           1,919,115
        120,000   Sekisui House, Ltd.                                                  1,251,360
                                                                                 ---------------
                                                                                       3,170,475
                                                                                 ---------------
                  HOME FURNISHINGS (0.1%)
          4,200   Sangetsu Co., Ltd.                                                      99,402
                                                                                 ---------------
                  INDUSTRIAL
                  CONGLOMERATES (2.4%)
        330,000   Hitachi Ltd.                                                         2,274,211
                                                                                 ---------------
                  INDUSTRIAL MACHINERY (7.4%)
        180,000   Amada Co., Ltd.                                                      1,025,027
        170,000   Daifuku Co., Ltd.                                                      784,639

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
         80,000   Daikin Industries Ltd.                                         $     1,896,989
         35,400   Fuji Machine Mfg. Co., Ltd.                                            407,671
         90,000   Fujitec Co., Ltd.                                                      435,800
        618,000   Mitsubishi Heavy Industries, Ltd.                                    1,619,532
        260,000   Tsubakimoto Chain Co.                                                  865,252
                                                                                 ---------------
                                                                                       7,034,910
                                                                                 ---------------
                  INDUSTRIAL SPECIALTIES (1.6%)
         50,000   Lintec Corp.                                                           726,333
        199,000   Toyo Ink Manufacturing Co., Ltd.                                       806,610
                                                                                 ---------------
                                                                                       1,532,943
                                                                                 ---------------
                  MAJOR
                  TELECOMMUNICATIONS (1.7%)
            322   Nippon Telegraph &
                    Telephone Corp.                                                    1,585,473
                                                                                 ---------------
                  METAL FABRICATIONS (1.2%)
        250,000   Minebea Co., Ltd.                                                    1,099,474
                                                                                 ---------------
                  MISCELLANEOUS
                  MANUFACTURING (1.3%)
        100,000   Kurita Water Industries Ltd.                                         1,274,937
                                                                                 ---------------
                  MOTOR VEHICLES (8.7%)
        265,000   Nissan Motor Co., Ltd.                                               2,679,316
         98,500   Suzuki Motor Corp.                                                   1,605,939
         79,100   Toyota Motor Corp.                                                   2,869,061
         80,000   Yamaha Motor Co., Ltd.                                               1,149,801
                                                                                 ---------------
                                                                                       8,304,117
                                                                                 ---------------
                  MOVIES/ENTERTAINMENT (0.7%)
         42,500   TOHO Co., Ltd.                                                         611,602
                                                                                 ---------------
                  OTHER TRANSPORTATION (0.5%)
         50,000   Mitsubishi Logistics Corp.                                             436,163
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR (1.8%)
         86,800   Sankyo Co., Ltd.                                                     1,739,463
                                                                                 ---------------
                  PHARMACEUTICALS: OTHER (3.9%)
         38,900   Ono Pharmaceutical Co., Ltd.                                         1,717,836
         60,700   Yamanouchi Pharmaceutical
                    Co., Ltd.                                                          1,953,981
                                                                                 ---------------
                                                                                       3,671,817
                                                                                 ---------------
                  RAILROADS (1.9%)
            346   East Japan Railway Co.                                               1,791,494
                                                                                 ---------------
                  REAL ESTATE DEVELOPMENT (1.4%)
        110,000   Mitsubishi Estate Co., Ltd.                                    $     1,357,544
                                                                                 ---------------
                  RECREATIONAL PRODUCTS (3.9%)
         22,000   Nintendo Co., Ltd.                                                   2,210,374
        100,000   Yamaha Corp.                                                         1,517,954
                                                                                 ---------------
                                                                                       3,728,328
                                                                                 ---------------
                  SEMICONDUCTORS (1.3%)
         10,000   Rohm Co., Ltd.                                                       1,196,953
                                                                                 ---------------
                  TEXTILES (0.8%)
        114,000   Nisshinbo Industries, Inc.                                             756,692
                                                                                 ---------------
                  WHOLESALE DISTRIBUTORS (3.1%)
         40,000   Hitachi High-Technologies Corp.                                        556,765
        185,000   Mitsubishi Corp.                                                     1,830,205
         67,000   Nagase & Co., Ltd.                                                     558,941
                                                                                 ---------------
                                                                                       2,945,911
                                                                                 ---------------
                  TOTAL COMMON STOCKS
                    (COST $68,034,224)                                                91,383,392
                                                                                 ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------
                  SHORT-TERM INVESTMENT (3.1%)
                  REPURCHASE AGREEMENT
$         2,965   Joint repurchase agreement
                    account 1.02% due 06/01/04
                    (dated 05/28/04;
                    proceeds $2,965,336) (a)
                    (COST $2,965,000)                                                  2,965,000
                                                                                 ---------------

TOTAL INVESTMENTS
  (COST $70,999,224) (b)                                                  99.3%        94,348,392
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                                              0.7            677,857
                                                                       -------   ----------------
NET ASSETS                                                               100.0%  $     95,026,249
                                                                       =======   ================

----------
      *  NON-INCOME PRODUCING SECURITY.
     (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $100,148,884. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $23,823,222 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $29,623,714, RESULTING IN NET UNREALIZED DEPRECIATION OF $5,800,492.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
Investments in securities, at value (cost $70,999,224)                         $    94,348,392
Cash                                                                                     2,878
Receivable for:
   Dividends                                                                           493,073
   Shares of beneficial interest sold                                                  383,941
Prepaid expenses and other assets                                                       29,097
                                                                               ---------------
      TOTAL ASSETS                                                                  95,257,381
                                                                               ---------------
LIABILITIES:
Payable for:
   Investment management fee                                                            73,208
   Distribution fee                                                                     56,151
   Shares of beneficial interest redeemed                                               39,985
Accrued expenses and other payables                                                     61,788
                                                                               ---------------
      TOTAL LIABILITIES                                                                231,132
                                                                               ---------------
      NET ASSETS                                                               $    95,026,249
                                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                $   145,635,486
Net unrealized appreciation                                                         23,330,370
Accumulated net investment loss                                                       (478,671)
Accumulated net realized loss                                                      (73,460,936)
                                                                               ---------------
      NET ASSETS                                                               $    95,026,249
                                                                               ===============
CLASS A SHARES:
Net Assets                                                                     $     3,838,542
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              542,235
      NET ASSET VALUE PER SHARE                                                $          7.08
                                                                               ===============
      MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                          $          7.47
                                                                               ===============
CLASS B SHARES:
Net Assets                                                                     $    56,196,748
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            8,294,095
      NET ASSET VALUE PER SHARE                                                $          6.78
                                                                               ===============
CLASS C SHARES:
Net Assets                                                                     $    11,637,503
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            1,737,267
      NET ASSET VALUE PER SHARE                                                $          6.70
                                                                               ===============
CLASS D SHARES:
Net Assets                                                                     $    23,353,456
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            3,263,207
      NET ASSET VALUE PER SHARE                                                $          7.16
                                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $80,646 foreign withholding tax)                             $       893,443
Interest                                                                                13,411
                                                                               ---------------
      TOTAL INCOME                                                                     906,854
                                                                               ---------------
EXPENSES
Investment management fee                                                              781,076
Distribution fee (Class A shares)                                                        7,839
Distribution fee (Class B shares)                                                      490,846
Distribution fee (Class C shares)                                                       87,363
Transfer agent fees and expenses                                                       193,732
Registration fees                                                                       76,154
Professional fees                                                                       71,977
Shareholder reports and notices                                                         53,336
Custodian fees                                                                          45,819
Taxes                                                                                   42,932
Trustees' fees and expenses                                                              2,201
Other                                                                                   13,653
                                                                               ---------------
      TOTAL EXPENSES                                                                 1,866,928
                                                                               ---------------
      NET INVESTMENT LOSS                                                             (960,074)
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                            723,077
Foreign exchange transactions                                                           35,437
                                                                               ---------------
      NET REALIZED GAIN                                                                758,514
                                                                               ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                         26,874,434
Translation of other assets and liabilities denominated in foreign currencies           (9,780)
                                                                               ---------------
      NET APPRECIATION                                                              26,864,654
                                                                               ---------------
      NET GAIN                                                                      27,623,168
                                                                               ---------------
NET INCREASE                                                                   $    26,663,094
                                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          MAY 31, 2004      MAY 31, 2003
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $      (960,074)  $      (954,100)
Net realized gain (loss)                                                         758,514       (37,172,617)
Net change in unrealized depreciation                                         26,864,654        21,536,146
                                                                         ---------------   ---------------

      NET INCREASE (DECREASE)                                                 26,663,094       (16,590,571)

Net increase (decrease) from transactions in shares of beneficial
   interest                                                                    8,803,200        (6,485,290)
                                                                         ---------------   ---------------

      NET INCREASE (DECREASE)                                                 35,466,294       (23,075,861)

NET ASSETS:
Beginning of period                                                           59,559,955        82,635,816
                                                                         ---------------   ---------------

END OF PERIOD
(INCLUDING AN ACCUMULATED NET INVESTMENT LOSS OF $478,671
AND ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$23,534, RESPECTIVELY)                                                   $    95,026,249   $     9,559,955
                                                                         ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Asset & Investment Trust Management Co., Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Effective August 11, 2003, the Investment Manager entered into a new Sub-Advisory Agreement with the Sub-Advisor, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the previous Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $261,553 for the period August 11, 2003 through May 31, 2004 and paid the Former Sub-Advisor compensation of $50,877 for the period June 1, 2003 through August 10, 2003.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,490,370 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $194, $55,943 and $46,468, respectively and received $47,217 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2004 aggregated $29,535,245 and $26,022,932, respectively.

For the year ended May 31, 2004, the Fund incurred $4,355 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,400.

At May 31, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Distributor and Sub-Advisor, owned 2,555,586 Class D shares of beneficial interest of the Fund.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                    FOR THE YEAR                      FOR THE YEAR
                                                       ENDED                             ENDED
                                                    MAY 31, 2004                      MAY 31, 2003
                                           ------------------------------    ------------------------------
                                              SHARES            AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                           6,069,849    $  34,070,317       23,248,546    $ 115,948,396
Redeemed                                      (6,435,335)     (36,285,548)     (22,640,901)    (114,401,972)
                                           -------------    -------------    -------------    -------------
Net increase (decrease) -- Class A              (365,486)      (2,215,231)         607,645        1,546,424
                                           -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                           2,847,475       18,158,186        4,318,260       22,295,875
Redeemed                                      (2,314,124)     (14,512,962)      (6,467,254)     (33,520,766)
                                           -------------    -------------    -------------    -------------
Net increase (decrease) -- Class B               533,351        3,645,224       (2,148,994)     (11,224,891)
                                           -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                           2,767,350       16,413,067        5,596,599       27,926,716
Redeemed                                      (2,321,989)     (13,900,390)      (5,005,219)     (25,569,969)
                                           -------------    -------------    -------------    -------------
Net increase -- Class C                          445,361        2,512,677          591,380        2,356,747
                                           -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                           2,750,754       17,012,941        5,947,019       31,033,263
Redeemed                                      (1,843,596)     (12,152,411)      (5,900,253)     (30,196,833)
                                           -------------    -------------    -------------    -------------
Net increase -- Class D                          907,158        4,860,530           46,766          836,430
                                           -------------    -------------    -------------    -------------
Net increase (decrease) in Fund                1,520,384    $   8,803,200         (903,203)   $  (6,485,290)
                                           =============    =============    =============    =============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                     --
Capital loss carryforward*                      $   (44,787,336)
Post-October losses                                      (2,610)
Net unrealized depreciation                          (5,819,291)
                                                ---------------
Total accumulated losses                        $   (50,609,237)
                                                ===============

*As of May 31, 2004, the Fund had a net capital loss carryforward of $44,787,336 of which $33,023,787 will expire on May 31, 2007, $5,950,251 will expire on May 31, 2011 and $5,813,298 will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency gains, tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $43,728, paid-in-capital was charged $414,141 and accumulated net investment loss was credited $457,869.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY JAPAN FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED MAY 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     4.95     $     6.38     $     7.83     $    10.13     $     7.57
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.05)         (0.03)         (0.06)         (0.08)         (0.10)
  Net realized and unrealized gain (loss)                  2.18          (1.40)         (1.39)         (2.22)          2.66
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             2.13          (1.43)         (1.45)         (2.30)          2.56
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     7.08     $     4.95     $     6.38     $     7.83     $    10.13
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             43.03%        (22.41)%       (18.52)%       (22.78)%        33.25%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.80%          2.00%          1.82%          1.55%          1.54%
Net investment loss                                       (0.70)%        (0.93)%        (1.00)%        (0.85)%        (0.79)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    3,839     $    4,493     $    1,914     $    2,092     $    5,314
Portfolio turnover rate                                      33%            95%            14%            12%            35%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     4.79     $     6.21     $     7.70     $    10.08     $     7.58
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.09)         (0.09)         (0.11)         (0.15)         (0.17)
  Net realized and unrealized gain (loss)                  2.08          (1.33)         (1.38)         (2.23)          2.67
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             1.99          (1.42)         (1.49)         (2.38)          2.50
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     6.78     $     4.79     $     6.21     $     7.70     $    10.08
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             41.54%        (22.87)%       (19.35)%       (23.61)%        32.28%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.56%          2.76%          2.57%          2.38%          2.33%
Net investment loss                                       (1.46)%        (1.69)%        (1.75)%        (1.67)%        (1.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   56,197     $   37,160     $   61,562     $  104,574     $  210,006
Portfolio turnover rate                                      33%            95%            14%            12%            35%

----------
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     4.73     $     6.14     $     7.62     $     9.96     $     7.49
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.09)         (0.08)         (0.11)         (0.14)         (0.17)
  Net realized and unrealized gain (loss)                  2.06          (1.33)         (1.37)         (2.20)          2.64
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             1.97          (1.41)         (1.48)         (2.34)          2.47
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     6.70     $     4.73     $     6.14     $     7.62     $     9.96
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             41.65%        (22.96)%       (19.42)%       (23.49)%        32.10%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.56%          2.76%          2.57%          2.32%          2.33%
Net investment loss                                       (1.46)%        (1.69)%        (1.75)%        (1.61)%        (1.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   11,638     $    6,109     $    4,304     $    6,221     $   10,792
Portfolio turnover rate                                      33%            95%            14%            12%            35%

----------
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     5.01     $     6.43     $     7.89     $    10.22     $     7.62
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.03)         (0.04)         (0.05)         (0.06)         (0.08)
  Net realized and unrealized gain (loss)                  2.18          (1.38)         (1.41)         (2.27)          2.68
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             2.15          (1.42)         (1.46)         (2.33)          2.60
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     7.16     $     5.01     $     6.43     $     7.89     $    10.22
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             42.91%        (22.08)%       (18.50)%       (22.80)%        33.25%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.56%          1.76%          1.57%          1.38%          1.33%
Net investment loss                                       (0.46)%        (0.69)%        (0.75)%        (0.67)%        (0.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   23,353     $   11,797     $   14,856     $   23,646     $   16,887
Portfolio turnover rate                                      33%            95%            14%            12%            35%

----------
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY JAPAN FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Japan Fund (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Japan Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2004

MORGAN STANLEY JAPAN FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ----------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;        208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                  Steel Corporation.
Counsel to the Independent Trustees                                 the Retail Funds
919 Third Avenue                                                    (since April 1994) and
New York, NY                                                        the Institutional
                                                                    Funds (since July
                                                                    2003); formerly Vice
                                                                    Chairman of Kmart
                                                                    Corporation (December
                                                                    1998-October 2000),
                                                                    Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998)
                                                                    and President and
                                                                    Chief Executive
                                                                    Officer of Hills
                                                                    Department Stores (May
                                                                    1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise
                                                                    Group of Sears,
                                                                    Roebuck & Co.

Edwin J. Garn (71)                       Trustee      Since         Managing Director of     208            Director of Franklin
c/o Summit Ventures LLC                               January 1993  Summit Ventures                         Covey (time management
1 Utah Center                                                       LLC; Director or                        systems), BMW Bank of
201 S. Main Street                                                  Trustee of the Retail                   North America, Inc.
Salt Lake City, UT                                                  Funds (since                            (industrial loan
                                                                    January 1993) and the                   corporation), United
                                                                    Institutional Funds                     Space Alliance (joint
                                                                    (since July 2003);                      venture between
                                                                    member of the Utah                      Lockheed Martin and
                                                                    Regional Advisory                       the Boeing Company)
                                                                    Board of Pacific                        and Nuskin Asia
                                                                    Corp.; formerly United                  Pacific (multilevel
                                                                    States Senator                          marketing); member of
                                                                    (R-Utah) (1974-1992)                    the board of various
                                                                    and Chairman, Senate                    civic and charitable
                                                                    Banking Committee                       organizations.
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974),
                                                                    Astronaut, Space
                                                                    Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or     208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since                            mortgage insurance);
919 Third Avenue                                                    September 1997) and                     Trustee and Vice
New York, NY                                                        the Institutional                       Chairman of The Field
                                                                    Funds (since July                       Museum of Natural
                                                                    2003); formerly                         History; director of
                                                                    associated with the                     various other business
                                                                    Allstate Companies                      and charitable
                                                                    (1966-1994), most                       organizations.
                                                                    recently as Chairman
                                                                    of The Allstate
                                                                    Corporation (March
                                                                    1993-December 1994)
                                                                    and Chairman and
                                                                    Chief Executive
                                                                    Officer of its
                                                                    wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company
                                                                    (July 1989-December
                                                                    1994).

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ----------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner,          208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Johnson Smick                           (home construction);
2099 Pennsylvania Avenue, N.W.                                      International, Inc.,                    Chairman and Trustee
Suite 950                                                           a consulting firm;                      of the Financial
Washington, D.C.                                                    Chairman of the Audit                   Accounting Foundation
                                                                    Committee and                           (oversight
                                                                    Director or Trustee                     organization of the
                                                                    of the Retail Funds                     Financial Accounting
                                                                    (since July 1991) and                   Standards Board);
                                                                    the Institutional                       Director of RBS
                                                                    Funds (since July                       Greenwich Capital
                                                                    2003); Co-Chairman                      Holdings (financial
                                                                    and a founder of the                    holding company).
                                                                    Group of Seven
                                                                    Council (G7C), an
                                                                    international
                                                                    economic commission;
                                                                    formerly Vice
                                                                    Chairman of the Board
                                                                    of Governors of the
                                                                    Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                    Trustee      Since         President, Kearns &      209            Director of Electro
PMB754                                                July 2003     Associates LLC                          Rent Corporation
23852 Pacific Coast Highway                                         (investment                             (equipment leasing),
Malibu, CA                                                          consulting); Deputy                     The Ford Family
                                                                    Chairman of the Audit                   Foundation, and the
                                                                    Committee and                           UCLA Foundation.
                                                                    Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 2003) and
                                                                    the Institutional
                                                                    Funds (since August
                                                                    1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO
                                                                    of the J. Paul Getty
                                                                    Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of       208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital,                        business
445 Park Avenue                                                     L.P., a private                         organizations.
New York, NY                                                        investment
                                                                    partnership; Chairman
                                                                    of the Insurance
                                                                    Committee and
                                                                    Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and
                                                                    the Institutional
                                                                    Funds (since July
                                                                    2001); formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (71)                         Trustee      Since         Chairman of Lumelite     209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   of certain investment
85 Charles Colman Blvd.                                             Chairman of the                         companies in the
Pawling, NY                                                         Governance Committee                    JPMorgan Funds complex
                                                                    and Director                            managed by J.P. Morgan
                                                                    or Trustee of the                       Investment Management
                                                                    Retail Funds (since                     Inc.
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INTERESTED TRUSTEE              REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ----------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director    208            None
c/o Morgan Stanley Trust                 the Board    July 1991     or Trustee of the
Harborside Financial Center,             and Trustee                Retail Funds (since
Plaza Two,                                                          July 1991) and the
Jersey City, NJ                                                     Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chief
                                                                    Executive Officer of
                                                                    the Retail Funds
                                                                    (until September 2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee      208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     of the Retail Funds                     Financial, Inc. and
Harborside Financial Center,                                        (since June 2000) and                   The Equitable Life
Plaza Two,                                                          the Institutional                       Assurance Society of
Jersey City, NJ                                                     Funds (since July                       the United States
                                                                    2003); Senior Advisor                   (financial services).
                                                                    of Morgan Stanley
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President
                                                                    and Chief Operating
                                                                    Officer of the
                                                                    Private Client Group
                                                                    of Morgan Stanley
                                                                    (May 1999-August
                                                                    2000), and President
                                                                    and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan
                                                                    Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                         TERM OF
                                     POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH          LENGTH OF
       EXECUTIVE OFFICER             REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   ----------------   ---------------   -----------------------------------------------------------
Mitchell M. Merin (50)            President          Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY                                                           Executive Officer of the Investment Manager and Morgan
                                                                       Stanley Services; Chairman and Director of the Distributor;
                                                                       Chairman and Director of the Transfer Agent; Director of
                                                                       various Morgan Stanley subsidiaries; President of the
                                                                       Institutional Funds (since July 2003) and President of the
                                                                       Retail Funds (since May 1999); Trustee (since July 2003)
                                                                       and President (since December 2002) of the Van Kampen
                                                                       Closed-End Funds; Trustee (since May 1999) and President
                                                                       (since October 2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                   Vice President     Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                          February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                                                           Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director (since July
                                                                       1998) of the Investment Manager and Morgan Stanley
                                                                       Services; Vice President of the Retail Funds; Assistant
                                                                       Secretary of Morgan Stanley DW; Vice President of the
                                                                       Institutional Funds (since July 2003); Managing Director,
                                                                       Secretary and Director of the Distributor; previously
                                                                       Secretary (February 1997-July 2003) and General Counsel
                                                                       (February 1997-April 2004) of the Retail Funds; Vice
                                                                       President and Assistant General Counsel of the Investment
                                                                       Manager and Morgan Stanley Services (February 1997-December
                                                                       2001).

Ronald E. Robison (65)            Executive Vice     Since             Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas       President and      April 2003        November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                      Principal                            Incorporated, Managing Director of Morgan Stanley; Managing
                                  Executive                            Director, Chief Administrative Officer and Director of the
                                  Officer                              Investment Manager and Morgan Stanley Services; Chief
                                                                       Executive Officer and Director of the Transfer Agent;
                                                                       Managing Director and Director of the Distributor;
                                                                       Executive Vice President and Principal Executive Officer of
                                                                       the Institutional Funds (since July 2003) and the Retail
                                                                       Funds (since April 2003); Director of Morgan Stanley SICAV
                                                                       (since May 2004); previously President and Director of the
                                                                       Institutional Funds (March 2001-July 2003) and Chief Global
                                                                       Operations Officer of Morgan Stanley Investment Management
                                                                       Inc.

Joseph J. McAlinden (61)          Vice President     Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                           Inc., Director of the Transfer Agent, Chief Investment
                                                                       Officer of the Van Kampen Funds; Vice President of the
                                                                       Institutional Funds (since July 2003) and the Retail Funds
                                                                       (since July 1995).

Stefanie V. Chang (37)            Vice President     Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc., and the
New York, NY                                                           Investment Manager; Vice President of the Institutional
                                                                       Funds (since December 1997) and the Retail Funds (since
                                                                       July 2003); formerly practiced law with the New York law
                                                                       firm of Rogers & Wells (now Clifford Chance US LLP).

                                                         TERM OF
                                     POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH          LENGTH OF
       EXECUTIVE OFFICER             REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   ----------------   ---------------   -----------------------------------------------------------
Francis J. Smith (38)             Treasurer and      Treasurer since   Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust          Chief Financial    July 2003 and     Stanley Services (since December 2001); previously Vice
Harborside Financial Center,      Officer            Chief Financial   President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                           Officer since     and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                      September 2002    Stanley Services (August 2000-November 2001) and Senior
                                                                       Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                       2000).

Thomas F. Caloia (58)             Vice President     Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                           Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                             Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                        of the Investment Manager, the Distributor and Morgan
                                                                       Stanley Services.

Mary E. Mullin (37)               Secretary          Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the
New York, NY                                                           Investment Manager; Secretary of the Institutional Funds
                                                                       (since June 1999) and the Retail Funds (since July 2003);
                                                                       formerly practiced law with the New York law firms of
                                                                       McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                       Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4 chome, Shibuya-ku
Tokyo, Japan 150-6009


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley


[MORGAN STANLEY LOGO]

[GRAPHIC]


                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      JAPAN FUND


                                                                   ANNUAL REPORT
                                                                    MAY 31, 2004


[MORGAN STANLEY LOGO]

38420RPT-RA04-00332P-Y05/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

            2004

                                             REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                     $   32,170      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES        $      452(2)   $  3,364,576(2)
                   TAX FEES                  $    6,186(3)   $    652,431(4)
                   ALL OTHER FEES            $        -      $
              TOTAL NON-AUDIT FEES           $    6,638      $  4,017,007

              TOTAL                          $   38,808      $  4,017,007

            2003

                                             REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                     $   32,853      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES        $    1,341(2)   $  2,620,902(2)
                   TAX FEES                  $    6,515(3)   $    302,377(4)
                   ALL OTHER FEES            $        -      $    423,095(5)
              TOTAL NON-AUDIT FEES           $    7,856      $  3,346,374

              TOTAL                          $   40,709      $  3,346,374

             N/A- Not applicable, as not required by Item 4.

             (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
             (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
             (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
             (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
             (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004